UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street,
17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street,
17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2015

Date of reporting period:	8/31/2015

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of August 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 1.1%
Boeing Co. (The)	135,848	$17,752,616

Automobiles — 1.9%
Tesla Motors, Inc.*(a)	130,296	32,451,522

Banks — 5.4%
JPMorgan Chase & Co.	812,479	52,079,904
PNC Financial Services Group, Inc. (The)	434,343	39,577,334

		91,657,238

Biotechnology — 8.2%
Alexion Pharmaceuticals, Inc.*	262,918	45,271,851
Biogen, Inc.*	28,514	8,477,212
Celgene Corp.*	392,580	46,355,846
Regeneron Pharmaceuticals, Inc.*	76,772	39,422,422

		139,527,331

Chemicals — 1.2%
FMC Corp.	463,886	19,627,017

Consumer Finance — 2.1%
SLM Corp.*	4,206,633	35,672,248

Electric Utilities — 1.8%
FirstEnergy Corp.	974,055	31,130,798

Electrical Equipment — 1.9%
Eaton Corp. PLC	571,152	32,589,933

Energy Equipment & Services — 1.6%
Halliburton Co.	691,371	27,205,449

Food Products — 2.4%
Mondelez International, Inc. (Class A Stock)	945,422	40,048,076

Hotels, Restaurants & Leisure — 6.6%
Carnival Corp.	883,309	43,485,302
McDonald’s Corp.	201,647	19,160,498
Starbucks Corp.	910,429	49,809,570

		112,455,370

Insurance — 2.7%
MetLife, Inc.	898,457	45,012,696

Internet & Catalog Retail — 6.2%
Amazon.com, Inc.*	130,825	67,098,834
Netflix, Inc.*	322,423	37,088,318

		104,187,152

Internet Software & Services — 12.8%
Facebook, Inc. (Class A Stock)*	890,012	79,593,773
Google, Inc. (Class A Stock)*	54,097	35,045,119
Google, Inc. (Class C Stock)*	56,969	35,221,084
LinkedIn Corp. (Class A Stock)*	188,770	34,091,862
Tencent Holdings Ltd. (China), ADR	1,931,113	32,539,254

		216,491,092

IT Services — 4.4%
MasterCard, Inc. (Class A Stock)	242,700	22,418,199
Visa, Inc. (Class A Stock)	724,129	51,630,398

		74,048,597

Machinery — 0.9%
SPX Corp.	271,712	15,957,646

Media — 4.9%
Comcast Corp. (Class A Stock)	585,156	32,961,837
Walt Disney Co. (The)	486,212	49,535,279

		82,497,116

Multiline Retail — 2.4%
Target Corp.	532,193	41,356,718

Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.	343,158	24,563,250
Noble Energy, Inc.	657,957	21,982,343

		46,545,593

Pharmaceuticals — 12.1%
Allergan PLC*	293,747	89,222,714
Bayer AG (Germany), ADR	275,158	37,310,049
Merck & Co., Inc.	647,777	34,882,791
Shire PLC (Ireland), ADR	188,716	43,782,112

		205,197,666

Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	715,129	11,502,850

Software — 5.1%
Microsoft Corp.	754,530	32,837,145
salesforce.com, inc.*	771,266	53,495,010

		86,332,155

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	446,314	50,326,367
Hewlett-Packard Co.	1,043,570	29,282,574

		79,608,941

Textiles, Apparel & Luxury Goods — 4.4%
NIKE, Inc. (Class B Stock)	366,771	40,986,659
Under Armour, Inc. (Class A Stock)*(a)	350,781	33,510,109

		74,496,768

TOTAL LONG-TERM INVESTMENTS (cost $1,377,150,203)		1,663,352,588

SHORT-TERM INVESTMENT — 5.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $94,457,807; includes $67,252,786 of cash collateral for securities on loan)(b)(c)	94,457,807	94,457,807

TOTAL INVESTMENTS — 103.9% (cost $1,471,608,010)(d)		1,757,810,395
Liabilities in excess of other assets — (3.9)%		(66,246,035)

NET ASSETS — 100.0%		$1,691,564,360

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $65,637,106; cash collateral of $67,252,786 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,481,072,183

Appreciation	346,933,882
Depreciation	(70,195,670)

Net Unrealized Appreciation	$276,738,212

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,752,616	$—	$—
Automobiles	32,451,522	—	—
Banks	91,657,238	—	—
Biotechnology	139,527,331	—	—
Chemicals	19,627,017	—	—
Consumer Finance	35,672,248	—	—
Electric Utilities	31,130,798	—	—
Electrical Equipment	32,589,933	—	—
Energy Equipment & Services	27,205,449	—	—
Food Products	40,048,076	—	—
Hotels, Restaurants & Leisure	112,455,370	—	—
Insurance	45,012,696	—	—
Internet & Catalog Retail	104,187,152	—	—
Internet Software & Services	216,491,092	—	—
IT Services	74,048,597	—	—
Machinery	15,957,646	—	—
Media	82,497,116	—	—
Multiline Retail	41,356,718	—	—
Oil, Gas & Consumable Fuels	46,545,593	—	—
Pharmaceuticals	205,197,666	—	—
Semiconductors & Semiconductor Equipment	11,502,850	—	—
Software	86,332,155	—	—
Technology Hardware, Storage & Peripherals	79,608,941	—	—
Textiles, Apparel & Luxury Goods	74,496,768	—	—
Affiliated Money Market Mutual Fund	94,457,807	—	—

Total	$1,757,810,395	$—	$—

Prudential Jennison MLP Fund

Schedule of Investments

as of August 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 16.9%
Oil & Gas Storage & Transportation — 14.3%
Columbia Pipeline Group, Inc.	190,327	$4,826,693
Kinder Morgan, Inc.	165,955	5,378,602
Plains GP Holdings LP (Class A Stock)	141,729	2,776,471
SemGroup Corp. (Class A Stock)	51,199	2,815,945
Williams Cos., Inc. (The)	69,110	3,331,102

		19,128,813

Renewable Electricity — 2.6%
Abengoa Yield PLC (Spain)	91,999	2,093,897
TerraForm Power, Inc. (Class A Stock)*	58,968	1,326,780

		3,420,677

TOTAL COMMON STOCKS (cost $28,380,781)		22,549,490

PREFERRED STOCK — 1.8%
Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $2,563,200)	51,264	2,340,201

MASTER LIMITED PARTNERSHIPS — 78.7%
Electric Utilities — 1.6%
Brookfield Infrastructure Partners LP (Bermuda)	54,629	2,157,845

Oil & Gas Equipment & Services — 3.1%
USA Compression Partners LP	202,864	4,057,280

Oil & Gas Refining & Marketing — 3.3%
NuStar Energy LP	85,303	4,451,111

Oil & Gas Storage & Transportation — 69.9%
Antero Midstream Partners LP	122,661	2,840,829
Blueknight Energy Partners LP	152,782	947,248
Boardwalk Pipeline LP	97,152	1,327,096
Buckeye Partners LP	89,822	6,325,265
Cheniere Energy Partners LP	160,100	4,761,374
Columbia Pipeline Partners LP	131,627	2,610,163
CrossAmerica Partners LP	50,463	1,165,695
Dominion Midstream Partners LP	94,698	3,469,735
Enbridge Energy Partners LP	142,463	4,028,854
Energy Transfer Equity LP	268,854	7,541,355
Energy Transfer Partners LP	162,522	7,986,331
Enterprise Products Partners LP	61,763	1,736,158
EQT GP Holdings LP	213,259	6,935,183
EQT Midstream Partners LP	32,817	2,553,163
Phillips 66 Partners LP	32,969	2,057,266
Plains All American Pipeline LP	36,570	1,318,714
Rice Midstream Partners LP	172,614	2,894,737
Rose Rock Midstream LP	73,382	2,279,979
Shell Midstream Partners LP	127,371	5,040,070
Sunoco Logistics Partners LP	84,278	2,851,125
Sunoco LP	95,356	3,755,119
Tallgrass Energy GP LP	188,418	5,388,755
Tallgrass Energy Partners LP	139,396	6,590,643
Western Gas Equity Partners LP	21,530	1,143,243
Western Refining Logistics LP	119,521	3,100,375
Williams Partners LP	62,583	2,493,932

		93,142,407

Renewable Electricity — 0.8%
NextEra Energy Partners LP	34,785	1,049,811

TOTAL MASTER LIMITED PARTNERSHIPS (cost $110,495,752)		104,858,454

TOTAL LONG-TERM INVESTMENTS (cost $141,439,733)		129,748,145

SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,228,954)(a)	4,228,954	4,228,954

TOTAL INVESTMENTS — 100.6% (cost $145,668,687)(b)		133,977,099
Liabilities in excess of other assets — (0.6)%		(796,415)

NET ASSETS — 100.0%		$133,180,684

The following abbreviation is used in the portfolio descriptions:

CVT	Convertible Security

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$144,418,786

Appreciation	5,051,596
Depreciation	(15,493,283)

Net Unrealized Depreciation	$(10,441,687)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$19,128,813	$—	$—
Renewable Electricity	3,420,677	—	—
Preferred Stock
Oil & Gas Exploration & Production	2,340,201	—	—
Master Limited Partnerships
Electric Utilities	2,157,845	—	—
Oil & Gas Equipment & Services	4,057,280	—	—
Oil & Gas Refining & Marketing	4,451,111	—	—
Oil & Gas Storage & Transportation	93,142,407	—	—
Renewable Electricity	1,049,811	—	—
Affiliated Money Market Mutual Fund	4,228,954	—	—

Total	$133,977,099	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	October 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	October 20, 2015

*	Print the name and title of each signing officer under his or her signature.